Employee Benefit Plans and Other Postretirement Plans Change in Benefit Obligations and Change in Fair Value of Plan Assets Related to Pension and Postretirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Change in Fair Value of Plan Assets
Fair value of plan assets at plan year end	$ 772,082,000		$ 238,359,000
Amounts Recognized in Statement of Financial Position
Noncurrent liabilities	(193,548,000)		(164,538,000)
Amounts Recognized in Accumulated Other Comprehensive (Income) Loss (Pre-Tax)
Accumulated benefit obligation for plans with obligations in excess of plan assets	798,000,000
Pension Plans
Change in Benefit Obligations
Benefit obligation at beginning of period	378,714,000		314,155,000
Service cost	24,460,000		22,424,000	19,808,000
Interest cost	21,488,000		14,800,000	13,473,000
Plan amendments (a)	13,785,000	[1]	2,271,000
Actuarial (gain) loss (b)	(53,451,000)	[2]	29,338,000
Acquisitions	553,969,000		0
Participant contributions	0		0
Benefits paid	(9,149,000)		(4,274,000)
Benefit obligation at plan year end	929,816,000		378,714,000	314,155,000
Accumulated benefit obligation portion of above	884,016,000		341,729,000
Change in Fair Value of Plan Assets
Plan assets at fair value at beginning of period	238,359,000		185,122,000
Acquisitions	486,171,000		0
Actual return on plan assets	26,555,000		21,527,000
Company contributions	30,146,000		35,984,000
Participant contributions	0		0
Benefits paid	(9,149,000)		(4,274,000)
Fair value of plan assets at plan year end	772,082,000		238,359,000	185,122,000
Underfunded status	(157,734,000)		(140,355,000)
Amounts Recognized in Statement of Financial Position
Current liabilities	(832,000)		(6,290,000)
Noncurrent liabilities	(156,902,000)		(134,065,000)
Accrued benefit recognized at December 31	(157,734,000)		(140,355,000)
Amounts Recognized in Accumulated Other Comprehensive (Income) Loss (Pre-Tax)
Prior service cost	31,577,000		34,921,000
Actuarial loss	26,742,000		90,057,000
Total	58,319,000		124,978,000
Postretirement Plans
Change in Benefit Obligations
Benefit obligation at beginning of period	31,806,000		25,937,000
Service cost	2,061,000		1,856,000	1,599,000
Interest cost	1,248,000		1,241,000	1,189,000
Plan amendments (a)	0		2,266,000
Actuarial (gain) loss (b)	(7,797,000)	[2]	1,698,000
Acquisitions	226,000		0
Participant contributions	1,239,000		1,055,000
Benefits paid	(2,528,000)		(2,247,000)
Benefit obligation at plan year end	26,255,000		31,806,000	25,937,000
Change in Fair Value of Plan Assets
Plan assets at fair value at beginning of period	0		0
Acquisitions	0		0
Actual return on plan assets	0		0
Company contributions	1,289,000		1,192,000
Participant contributions	1,239,000		1,055,000
Benefits paid	(2,528,000)		(2,247,000)
Fair value of plan assets at plan year end	0		0	0
Underfunded status	(26,255,000)		(31,806,000)
Amounts Recognized in Statement of Financial Position
Current liabilities	(1,231,000)		(1,333,000)
Noncurrent liabilities	(25,024,000)		(30,473,000)
Accrued benefit recognized at December 31	(26,255,000)		(31,806,000)
Amounts Recognized in Accumulated Other Comprehensive (Income) Loss (Pre-Tax)
Prior service cost	72,000		(353,000)
Actuarial loss	1,472,000		9,759,000
Total	$ 1,544,000		$ 9,406,000

[1]	In 2013, the United Steel Workers (USW) ratified a master labor agreement with PCA under which certain USW-represented employees will have their pension accruals frozen under PCA's hourly pension plan, resulting in most of the $13.8 million increase in benefit obligations.
[2]	The actuarial gain in 2013 is due primarily to an increase in the weighted average discount rate, while the discount rate decreased in 2012.